Share-based compensation - RSUs Activity (Parenthetical) (Details) - Restricted Stock Units (RSUs)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum
Share-based compensation
Vesting period (year)	0 years	0 years	0 years
Maximum
Share-based compensation
Vesting period (year)	4 years	4 years	4 years